Note 7 - Components Of Working Capital Accounts	12 Months Ended
Dec. 31, 2011
Supplemental Balance Sheet Disclosures [Text Block]
7.	Components of working capital accounts

	December 31, 2011	December 31, 2010

Inventories
Work-in-progress	$5,497	$2,860
Finished goods	2,119	2,079
Supplies and other	4,215	4,201
	$11,831	$9,140

Accrued liabilities
Accrued payroll, commission and benefits	$184,493	$193,823
Accrued interest	1,888	2,160
Customer advances	4,246	3,178
Contingent acquisition consideration	2,678	1,224
Other	78,801	73,509
	$272,106	$273,894